Consolidated Statements of Operations (unaudited) - June 30, 2011 (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 206,014	$ 13,471	$ 370,092	$ 22,574	$ 129,248	$ 147,193
Cost of revenue	118,332	13,271	168,074	22,225	81,573	59,322
Gross profit	87,682	200	202,018	349	47,675	87,871
Selling, general and administrative expenses	312,842	625,469	653,157	1,105,972	2,404,804	1,498,889
Loss from operations	(225,160)	(625,269)	(451,139)	(1,105,623)	(2,357,129)	(1,411,018)
Other income (expense)
Other income				65	65
Interest expense	(21,938)	(24,579)	(44,383)	(45,377)	(108,550)	(50,027)
Gain (loss) on disposal of assets		1,260		(21,779)	(21,779)	(12,180)
Total other income (expense)	(21,938)	(23,319)	(44,383)	(67,091)	(252,270)	(62,207)
Net loss before noncontrolling interests	(247,098)	(648,588)	(495,522)	(1,172,714)	(2,609,399)	(1,473,225)
Net loss attributable to noncontrolling interests	6,509	42,223	17,323	42,223	112,507
Net loss	$ (240,589)	$ (606,365)	$ (478,199)	$ (1,130,491)	$ (2,496,892)	$ (1,473,225)
Net loss per share - basic and diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)
Weighted average number of shares oustanding during the period - basic and diluted (in Shares)	163,872,692	49,374,818	157,651,502	95,616,829	77,118,976	98,358,696